Matthews Korea Active ETFMarch 31, 2026
Schedule of Investments (unaudited)

COMMON EQUITIES: 94.3%
	Shares	Value
Information Technology: 41.2%
Technology Hardware, Storage & Peripherals: 18.6%
Samsung Electronics Co., Ltd.	155,675	$17,168,300
Semiconductors & Semiconductor Equipment: 14.1%
SK Hynix, Inc.	7,701	4,099,141
PSK, Inc.	60,370	3,165,632
Wonik IPS Co., Ltd.	36,297	2,588,026
LEENO Industrial, Inc.	27,508	1,712,786
ISC Co., Ltd.	9,120	1,401,596
		12,967,181
Electronic Equipment, Instruments & Components: 8.5%
Samsung Electro-Mechanics Co., Ltd.	13,535	3,637,961
Samsung SDI Co., Ltd.[a]	7,103	1,911,499
Park Systems Corp.	8,623	1,333,747
IsuPetasys Co., Ltd.	14,794	956,277
		7,839,484
Total Information Technology		37,974,965

Industrials: 24.1%
Industrial Conglomerates: 9.1%
SK Square Co., Ltd.[a]	12,140	3,735,446
Samsung C&T Corp.	13,830	2,312,450
SK, Inc.	9,214	1,829,308
Hanwha Corp.	7,733	546,273
		8,423,477
Machinery: 4.3%
HD Hyundai Heavy Industries Co., Ltd.	4,775	1,464,531
HD Korea Shipbuilding & Offshore Engineering Co., Ltd.	6,192	1,404,952
Hyundai Rotem Co., Ltd.	9,731	1,087,926
		3,957,409
Electrical Equipment: 4.3%
HD Hyundai Electric Co., Ltd.	4,446	2,439,860
Doosan Enerbility Co., Ltd.[a]	14,675	888,573
LG Energy Solution, Ltd.[a]	2,299	598,216
		3,926,649
Aerospace & Defense: 2.6%
Hanwha Aerospace Co., Ltd.	2,916	2,402,272
Construction & Engineering: 2.1%
Samsung E&A Co., Ltd.	80,308	1,891,033
Building Products: 0.8%
Sung Kwang Bend Co., Ltd.	30,131	697,578
Passenger Airlines: 0.7%
Korean Air Lines Co., Ltd.	42,775	664,436
Commercial Services & Supplies: 0.2%
KEPCO Plant Service & Engineering Co., Ltd.	6,265	229,343
Total Industrials		22,192,197

	Shares	Value

Financials: 10.8%
Banks: 7.0%
KB Financial Group, Inc.	35,008	$3,276,588
Hana Financial Group, Inc.	45,060	3,168,258
		6,444,846
Capital Markets: 2.5%
Korea Investment Holdings Co., Ltd.	15,392	2,055,854
Macquarie Korea Infrastructure Fund	42,270	312,822
		2,368,676
Insurance: 1.3%
Samsung Fire & Marine Insurance Co., Ltd.	4,041	1,174,105
Total Financials		9,987,627

Consumer Discretionary: 7.5%
Automobiles: 4.4%
Hyundai Motor Co.	7,928	2,329,612
Kia Corp.	17,635	1,688,940
		4,018,552
Automobile Components: 1.9%
Hyundai Mobis Co., Ltd.	6,980	1,740,281
Broadline Retail: 1.2%
Coupang, Inc.[a]	61,529	1,161,667
Total Consumer Discretionary		6,920,500

Communication Services: 3.1%
Interactive Media & Services: 1.9%
NAVER Corp.	8,420	1,119,075
Kakao Corp.	21,380	645,870
		1,764,945
Wireless Telecommunication Services: 1.0%
SK Telecom Co., Ltd.	18,432	928,834
Diversified Telecommunication Services: 0.2%
KINX, Inc.	2,260	149,067
Total Communication Services		2,842,846

Health Care: 2.9%
Life Sciences Tools & Services: 1.9%
Samsung Biologics Co., Ltd.[a,b,c]	1,833	1,818,371
Health Care Equipment & Supplies: 1.0%
Classys, Inc.	17,841	594,268
InBody Co., Ltd.	17,028	309,988
		904,256
Total Health Care		2,722,627

Consumer Staples: 2.7%
Tobacco: 2.1%
KT&G Corp.	18,675	1,960,992
Consumer Staples Distribution & Retail: 0.4%
BGF Retail Co., Ltd.	3,411	313,404

Matthews Korea Active ETFMarch 31, 2026
Schedule of Investments (unaudited) (continued)
COMMON EQUITIES (continued)
	Shares	Value
Food Products: 0.2%
Nongshim Co., Ltd.	737	$178,405
Total Consumer Staples		2,452,801

Energy: 1.0%
Oil, Gas & Consumable Fuels: 1.0%
S-Oil Corp.[a]	12,986	901,937
Total Energy		901,937

Utilities: 1.0%
Electric Utilities: 1.0%
Korea Electric Power Corp.	32,563	894,564
Total Utilities		894,564

TOTAL COMMON EQUITIES		86,890,064
(Cost $59,815,181)
PREFERRED EQUITIES: 4.6%
Information Technology: 4.6%
Technology Hardware, Storage & Peripherals: 4.6%
Samsung Electronics Co., Ltd., Pfd.	55,761	4,192,833
Total Information Technology		4,192,833

TOTAL PREFERRED EQUITIES		4,192,833
(Cost $1,755,698)
SHORT-TERM INVESTMENTS: 0.4%
Money Market Funds: 0.4%
JPMorgan U.S. Government Money Market Fund, Capital Shares, 3.55%[d]	375,907	375,907
(Cost $375,907)

Total Investments: 99.3%		91,458,804
(Cost $61,946,786)
CASH AND OTHER ASSETS, LESS LIABILITIES: 0.7%		644,311
Net Assets: 100.0%		$92,103,115

a	Non-income producing security.
b
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
March 31, 2026, the aggregate value is $1,818,371, which is 1.97% of net assets.

c	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
d	Rate shown is the current yield as of March 31, 2026.
Pfd.	Preferred
Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).